Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (226)	$ (137)	$ (430)	$ (295)		$ (916)		$ (1,477)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation		1		3		3		22
Depreciation					[1]		[1]	1
Decrease (increase) in prepaid expenses						(7)		209
Decrease (increase) in other accounts receivable	4	11	7	(23)
Decrease in other account payables and accrued expenses	(6)	(29)	(8)	(92)		(40)		45
Impairment loss of investment in Parent Company	51		137			162
Increase in Parent Company	189	174	299	391		769		1,233
Changes in fair value of the derivative related to Service Agreement							[1]
Net cash provided by (used in) operating activities	12	20	5	(16)		(29)		33
Cash flows from investing activities:
Purchase of property and equipment								(3)
Proceeds from sale of property and equipment								3
Net cash used in investing activities
Change in cash and cash equivalents	12	20	5	(16)		(29)		33
Cash and cash equivalents at the beginning of the period	6	6	13	42		42		9
Cash and cash equivalents at the end of the period	$ 18	$ 26	$ 18	$ 26		$ 13		$ 42

[1]	Represents an amount lower than $1